Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management
Schedule of exposure to exchange risk

	December 31, 2023		December 31, 2022
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	280,188	1,356,474	191,022	996,695
Borrowings and financing – Yen	41,078,385	1,405,702	45,369,189	1,795,259
Interest and charges from borrowings and financing – US$		15,510		6,985
Interest and charges from borrowings and financing – Yen		8,167		10,502
Total exposure		2,785,853		2,809,441
Borrowing cost – US$		(37,520)		(31,037)
Borrowing cost – Yen		(2,442)		(2,646)
Total foreign-currency denominated borrowings (Note 17)		2,745,891		2,775,758

Schedule of prices exchange variations

	December 31, 2023	December 31, 2022	Variation
US$	R$ 4.8413	R$ 5.2177	-7.2%
Iene	R$ 0.03422	R$ 0.03957	-13.5%

Schedule of scenario of effect on the income statement

Probable scenario
(*)
Net currency exposure as of December 31, 2023 in US$ - Liabilities	280,188

US$ rate as of December 31, 2023	4.8413
Exchange rate estimated according to the scenario	5.0000
Difference between the rates	(0.1587)

Effect on the net financial result R$ - (loss)	(44,466)

Net currency exposure as of December 31, 2023 in Yen - Liabilities	41,078,385

Yen rate as of December 31, 2023	0.03422
Exchange rate estimated according to the scenario	0.03590
Difference between the rates	(0.00168)

Effect on the net financial result R$ - (loss)	(69,012)

Total effect on the net financial result in R$ - (loss)	(113,478)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2024, were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of December 31, 2023, respectively.

Schedule of borrowings and financing subject to different inflation adjustment indices

	December 31, 2023	December 31, 2022
CDI(i)	9,966,111	9,251,150
TR(ii)	1,684,711	1,635,587
IPCA(iii)	3,038,378	3,073,435
TJLP(iv)	1,365,806	1,433,029
SOFR(v)	1,356,473	996,697
Interest and charges	392,906	424,856
Total	17,804,385	16,814,754

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Schedule of credit risk

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

Schedule of rating assessment

	December 31, 2023	December 31, 2022
Cash and cash equivalents and financial investments
AA(bra)	-	2,237,629
AAA(bra)	2,940,690	1,011,685
Others (*)	324,546	296,044
	3,265,236	3,545,358

(*)	As of December 31, 2023, this category includes R$ 322,241 (R$ 289,908 as of December 31, 2022) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

Schedule of liquidity risk

	2024	2025	2026	2027	2028	2029 onwards	Total
As of December 31, 2023

Liabilities
Borrowings and financing	4,242,785	3,793,478	3,444,022	3,345,107	2,454,561	10,862,692	28,142,645
Trade payables and contractors	456,215	-	-	-	-	-	456,215
Services payable	750,732	-	-	-	-	-	750,732
Public-Private Partnership – PPP	488,086	449,838	464,863	480,389	496,434	6,210,305	8,589,915
Program Contract Commitments	21,622	1,215	1,215	1,215	1,215	11,550	38,032
Total	5,959,440	4,244,531	3,910,100	3,826,711	2,952,210	17,084,547	37,977,539

Schedule of sensitivity analysis on interest rate risk

December 31, 2023
Indicators	Exposure	Probable scenario

Assets
CDI	3,233,218	10.0400%(**)
Financial income		324,615

Liabilities
CDI	(9,966,111)	10.0400%(**)
Interest to be incurred		(1,000,598)

CDI net exposure	(6,732,893)	(675,983)

Liabilities
TR	(1,684,711)	0.0064%(**)
Expenses to be incurred		(108)

IPCA	(3,038,378)	3.9000%(*)
Expenses to be incurred		(118,497)

TJLP	(1,365,806)	6.4300%(*)
Interest to be incurred		(87,821)

SOFR (***)	(1,356,473)	4.8193%(**)
Interest to be incurred		(65,373)

Total expenses to be incurred, net		(947,782)

(*)	Source: BACEN of December 31, 2023
(**)	Source: B3 of December 31, 2023
(***)	Source: Bloomberg

Schedule of capital management

	December 31, 2023	December 31, 2022

Total borrowings and financing (Note 17)	19,536,350	18,958,671
(-) Cash and cash equivalents (Note 7)	(838,484)	(1,867,485)
(-) Financial investments (Note 8)	(2,426,752)	(1,677,873)

Net debt	16,271,114	15,413,313
Total equity	29,857,376	27,333,533

Total (shareholders plus providers of capital)	46,128,490	42,746,846

Leverage ratio	35%	36%

Schedule of estimated fair values of the financial instruments

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	838,484	838,484	1,867,485	1,867,485
Financial investments	2,426,752	2,426,752	1,677,873	1,677,873
Restricted cash	54,944	54,944	37,474	37,474
Trade receivables	3,856,723	3,856,723	3,277,808	3,277,808
Water and Basic Sanitation National Agency – ANA	2,673	2,673	9,193	9,193
Other assets	196,065	196,065	212,674	212,674

Schedule of financial liabilities

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	19,536,350	19,950,055	18,958,671	19,260,133
Trade payables and contractors	456,215	456,215	430,946	430,946
Services payable	750,732	750,732	723,242	723,242
Program contract commitments	34,016	34,016	112,385	112,385
Public-Private Partnership - PPP	3,286,614	3,286,614	2,959,181	2,959,181

The criteria adopted to obtain the fair values of borrowings and financing are as follows:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by Brazilian Financial and Capital Markets Association (ANBIMA) in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by the carrying amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates plus Secured Overnight Finance Rate (SOFR’s) future rate, obtained with Bloomberg, adjusted to present value using the exchange coupon curve obtained with B3, plus future Treasury Financial Bills (LFT), disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2023.

(vi)	Agreements with Japan International Cooperation Agency (JICA) were projected until final maturity in origin currency, using the contracted interest rates, translated to the U.S. dollar and adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2023.

(vii)	Lease and finance leases based on IFRS 16 correspond to instruments valued at their present value. Thus, the Company discloses the amount recorded as of December 31, 2023 as market value.